Report of the directors financial review risk report - Measurement uncertainty and sensitivity analysis of ECL estimates (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 economic_scenario $ / bbl	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Number of economic scenarios to calculate ECL	4
Number of economic scenarios drawn from consensus forecasts and distributional estimates	3
2025 | West Texas Intermediate Oil
Disclosure of credit risk exposure [line items]
Oil and gas, average sale price (in USD per barrel) | $ / bbl	65
Upside scenario
Disclosure of credit risk exposure [line items]
Probability	10.00%			10.00%
Downside scenario , worst outcome
Disclosure of credit risk exposure [line items]
Probability	10.00%			10.00%
Downside scenario , worst outcome | Forecast
Disclosure of credit risk exposure [line items]
Tariff rate		27.60%	27.60%
Downside scenario, additional
Disclosure of credit risk exposure [line items]
Probability	5.00%			5.00%
Downside scenario, additional | Forecast
Disclosure of credit risk exposure [line items]
Tariff rate		31.60%	31.60%
Central scenario
Disclosure of credit risk exposure [line items]
Probability	75.00%			75.00%
GDP growth rate, 5 year average	2.50%
Central scenario | Forecast
Disclosure of credit risk exposure [line items]
Tariff rate		8.60%	13.70%
Central scenario | 2025
Disclosure of credit risk exposure [line items]
GDP (annual average growth rate, %)	2.30%